As filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
CONSUMER DISCRETIONARY (15.1%)
Amazon.com, Inc. *	22,390	$7,271,824
Jarden Corp. *	157,930	9,373,146
Kate Spade & Co. *	172,410	6,575,717
Las Vegas Sands Corp.	48,850	3,723,347
Lennar Corp. Cl. A	170,010	7,137,020
Liberty Global plc Series C *^	184,760	7,817,196
Marriott International, Inc. Cl. A	83,230	5,335,043
Ralph Lauren Corp.	53,886	8,658,941
The Priceline Group, Inc. *	9,100	10,947,300
The Walt Disney Co.	105,540	9,049,000
Total Consumer Discretionary		75,888,534

CONSUMER STAPLES (6.4%)
Church & Dwight Co., Inc.	63,798	4,462,670
Costco Wholesale Corp.	55,595	6,402,320
Monster Beverage Corp. *	99,600	7,074,588
The Estee Lauder Companies, Inc. Cl. A	96,674	7,179,011
Walgreen Co.	98,910	7,332,199
Total Consumer Staples		32,450,788

ENERGY (11.0%)
Anadarko Petroleum Corp.	54,780	5,996,767
Continental Resources, Inc. *	60,000	9,482,400
EOG Resources, Inc.	97,790	11,427,739
FMC Technologies, Inc. *	118,710	7,249,620
Halliburton Co.	118,440	8,410,424
Schlumberger Ltd.^	108,463	12,793,211
Total Energy		55,360,161

FINANCIALS (14.9%)
Affiliated Managers Group, Inc. *	24,460	5,024,084
BlackRock, Inc.	22,470	7,181,412
Citigroup, Inc.	162,659	7,661,239
Discover Financial Services	160,610	9,954,608
IntercontinentalExchange Group, Inc.	34,690	6,552,941
JPMorgan Chase & Co.	213,793	12,318,753
Morgan Stanley	425,730	13,763,851
SunTrust Banks, Inc.	177,140	7,096,228
The Goldman Sachs Group, Inc.	34,640	5,800,121
Total Financials		75,353,237

HEALTH CARE (13.4%)
Allergan, Inc.	53,098	8,985,244
Biogen Idec, Inc. *	25,040	7,895,362
Celgene Corp. *	88,398	7,591,620
Gilead Sciences, Inc. *	95,136	7,887,726
McKesson Corp.	43,390	8,079,652
Perrigo Co. plc ^	44,470	6,481,947
Regeneron Pharmaceuticals, Inc. *	22,560	6,372,523
The Cooper Cos., Inc.	37,388	5,067,196
Thermo Fisher Scientific, Inc.	76,620	9,041,160
Total Health Care		67,402,430

	Shares	Value
INDUSTRIALS (13.1%)
B/E Aerospace, Inc. *	55,612	$5,143,554
Cummins, Inc.	47,690	7,358,090
Eaton Corp. plc	126,448	9,759,257
Fortune Brands Home & Security, Inc.	141,550	5,652,091
Jacobs Engineering Group, Inc. *	73,700	3,926,736
Precision Castparts Corp.	38,116	9,620,478
SolarCity Corp. *	63,960	4,515,576
Union Pacific Corp.	94,638	9,440,141
United Rentals, Inc. *	52,490	5,497,278
Verisk Analytics, Inc. Cl. A *	89,562	5,375,511
Total Industrials		66,288,712

INFORMATION TECHNOLOGY (23.6%)
Apple, Inc.	219,110	20,361,892
eBay, Inc. *	96,207	4,816,122
Equinix, Inc. *	20,340	4,273,231
Facebook, Inc. Cl. A *	81,530	5,486,154
FleetCor Technologies, Inc. *	38,720	5,103,296
Google, Inc. Cl. A *	26,656	15,584,964
LinkedIn Corp. Cl. A *	22,870	3,921,519
MasterCard, Inc. Cl. A	143,820	10,566,455
Oracle Corp.	215,230	8,723,272
Salesforce.com, Inc. *	126,490	7,346,539
Visa, Inc. Cl. A	56,780	11,964,114
VMware, Inc. Cl. A *	93,210	9,023,660
Yahoo!, Inc. *	342,280	12,024,296
Total Information Technology		119,195,514

MATERIALS (2.1%)
The Sherwin-Williams Co.	51,830	10,724,145
Total Materials		10,724,145

TOTAL COMMON STOCKS
(Cost $364,963,360)		$502,663,521

SHORT-TERM INVESTMENT (1.5%)
MONEY MARKET MUTUAL FUND (1.5%)
First American Treasury Obligations Fund
0.000% **	7,538,891	7,538,891
TOTAL SHORT-TERM INVESTMENT
(Cost $7,538,891)		$7,538,891

TOTAL INVESTMENTS (101.1%)
(Cost $372,502,251)		$510,202,412

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(5,545,616)
TOTAL NET ASSETS (100.0%)		$504,656,796

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments	$372,502,251
Gross unrealized appreciation	139,624,850
Gross unrealized depreciation	(1,924,689)
Net unrealized appreciation	$137,700,161

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (99.0%)	Shares	Value
CONSUMER DISCRETIONARY (15.6%)
BorgWarner, Inc.	226,770	$14,783,136
Dillard's, Inc. Cl. A	33,530	3,909,933
Foot Locker, Inc.	265,140	13,447,901
Harman International Industries, Inc.	171,980	18,475,811
HomeAway, Inc. *	163,390	5,689,240
Johnson Controls, Inc.	81,380	4,063,303
Kate Spade & Co. *	103,270	3,938,718
Lennar Corp. Cl. A	291,060	12,218,699
Lions Gate Entertainment Corp. ^	339,970	9,716,343
Live Nation Entertainment, Inc. *	350,120	8,644,463
LKQ Corp. *	418,090	11,158,822
Marriott International, Inc. Cl. A	137,840	8,835,544
Mohawk Industries, Inc. *	136,890	18,937,363
PVH Corp.	32,300	3,766,180
Restoration Hardware Holdings, Inc. *	52,290	4,865,585
Tractor Supply Co.	129,750	7,836,900
TripAdvisor, Inc. *	61,270	6,657,598
Wynn Resorts Ltd.	24,590	5,103,900
Total Consumer Discretionary		162,049,439

CONSUMER STAPLES (6.6%)
Church & Dwight Co., Inc.	158,640	11,096,868
Monster Beverage Corp. *	194,370	13,806,101
Nu Skin Enterprises, Inc. Cl. A	60,750	4,493,070
Pinnacle Foods, Inc.	93,280	3,068,912
The Hain Celestial Group, Inc. *	116,190	10,310,701
The Kroger Co.	277,310	13,707,433
Tyson Foods, Inc. Cl. A	306,270	11,497,376
Total Consumer Staples		67,980,461

ENERGY (8.2%)
Devon Energy Corp.	209,320	16,620,008
Halcon Resources Corp. *	1,063,940	7,756,122
Nabors Industries Ltd. ^	365,740	10,741,784
Oasis Petroleum, Inc. *	417,540	23,336,311
SM Energy Co.	218,830	18,403,603
Superior Energy Services, Inc.	224,430	8,110,900
Total Energy		84,968,728

FINANCIALS (14.9%)
Affiliated Managers Group, Inc. *	77,690	15,957,526
Ameriprise Financial, Inc.	54,050	6,486,000
CBRE Group, Inc. Cl. A *	238,610	7,645,064
Corporate Office Properties Trust	600,060	16,687,669
CubeSmart	410,150	7,513,948
Discover Financial Services	72,590	4,499,128
East West Bancorp, Inc.	317,600	11,112,824
Jones Lang LaSalle, Inc.	84,540	10,685,011
Lazard Ltd. Cl. A ^	288,030	14,850,827
Ocwen Financial Corp. *	280,480	10,405,808

	Shares	Value
FINANCIALS (14.9%) (Continued)
PrivateBancorp, Inc.	249,640	$7,254,538
Raymond James Financial, Inc.	197,250	10,006,493
Signature Bank *	114,690	14,471,584
Strategic Hotels & Resorts, Inc. *	466,840	5,466,696
SunTrust Banks, Inc.	230,020	9,214,601
SVB Financial Group *	25,890	3,019,292
Total Financials		155,277,009

HEALTH CARE (12.3%)
Alkermes plc *^	207,430	10,439,952
Envision Healthcare Holdings, Inc. *	270,690	9,720,478
Illumina, Inc. *	15,330	2,737,018
Incyte Corp. *	188,500	10,638,940
Jazz Pharmaceuticals plc *^	55,030	8,089,960
Medivation, Inc. *	133,500	10,290,180
Perrigo Co. plc ^	121,750	17,746,280
Salix Pharmaceuticals Ltd. *	85,890	10,594,532
Shire plc - ADR ^	70,360	16,569,076
The Cooper Cos., Inc.	105,750	14,332,297
Universal Health Services, Inc. Cl. B.	127,860	12,243,874
Zoetis, Inc.	154,140	4,974,098
Total Health Care		128,376,685

INDUSTRIALS (17.3%)
Air Lease Corp.	132,600	5,115,708
B/E Aerospace, Inc. *	244,870	22,648,026
Cummins, Inc.	61,510	9,490,378
Fortune Brands Home & Security, Inc.	458,950	18,325,874
Hexcel Corp. *	87,150	3,564,435
Ingersoll-Rand plc ^	105,940	6,622,309
ITT Corp.	293,630	14,123,603
Kirby Corp. *	117,430	13,755,750
Quanta Services, Inc. *	422,580	14,612,816
Rockwell Automation, Inc.	86,500	10,826,340
Southwest Airlines Co.	228,160	6,128,378
The Manitowoc Co., Inc.	404,140	13,280,040
United Rentals, Inc. *	234,920	24,603,172
WABCO Holdings, Inc. *	94,040	10,045,353
Wabtec Corp.	82,420	6,807,068
Total Industrials		179,949,250

INFORMATION TECHNOLOGY (19.0%)
Amphenol Corp. Cl. A	93,750	9,031,875
Avago Technologies Ltd.	167,620	12,080,373
Cadence Design Systems, Inc. *	724,590	12,673,079
Concur Technologies, Inc. *	80,410	7,505,469
CoStar Group, Inc. *	30,250	4,784,643
Euronet Worldwide, Inc. *	170,000	8,200,800
FleetCor Technologies, Inc. *	76,020	10,019,436
Fortinet, Inc. *	332,610	8,358,489
Gartner, Inc. *	100,890	7,114,763
Lam Research Corp.	118,010	7,975,116
Microchip Technology, Inc.	60,920	2,973,505

	Shares	Value
INFORMATION TECHNOLOGY (19.0%) (Continued)
NetSuite, Inc. *	100,950	$8,770,536
NXP Semiconductors NV *^	317,800	21,032,004
Palo Alto Networks, Inc. *	115,220	9,661,197
SunPower Corp. *	187,030	7,664,489
Synaptics, Inc. *	166,400	15,082,496
Trimble Navigation Ltd. *	436,460	16,127,197
Twitter, Inc. *	238,200	9,759,054
Vantiv, Inc. Cl. A *	242,680	8,158,902
Yelp, Inc. *	135,020	10,353,334
Total Information Technology		197,326,757

MATERIALS (3.0%)
Eagle Materials, Inc.	166,370	15,685,364
Ecolab, Inc.	81,980	9,127,653
Packaging Corp. of America	91,190	6,519,173
Total Materials		31,332,190

UTILITIES (2.1%)
American Water Works Co., Inc.	329,950	16,316,027
CMS Energy Corp.	189,980	5,917,877
Total Utilities		22,233,904

TOTAL COMMON STOCKS
(Cost $821,430,383)		$1,029,494,423

SHORT-TERM INVESTMENT (1.1%)
MONEY MARKET MUTUAL FUND (1.1%)
First American Treasury Obligations Fund
0.000% **	11,077,135	11,077,135
TOTAL SHORT-TERM INVESTMENT
(Cost $11,077,135)		$11,077,135

TOTAL INVESTMENTS (100.1%)
(Cost $832,507,518)		$1,040,571,558

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(1,022,941)
TOTAL NET ASSETS (100.0%)		$1,039,548,617

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments		$832,507,518
Gross unrealized appreciation		$210,539,253
Gross unrealized depreciation		$(2,475,213)
Net unrealized appreciation		$208,064,040

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (101.4%)	Shares	Value
CONSUMER DISCRETIONARY (15.3%)
BorgWarner, Inc.	288,770	$18,824,916
Dillard's, Inc. Cl. A	65,830	7,676,436
Entravision Communications Corp. Cl. A	1,209,210	7,521,286
Harman International Industries, Inc.	299,000	32,121,570
HomeAway, Inc. *	267,460	9,312,957
Lennar Corp. Cl. A	417,520	17,527,490
LifeLock, Inc. *	956,520	13,353,019
Lions Gate Entertainment Corp. ^	422,790	12,083,338
Live Nation Entertainment, Inc. *	579,300	14,302,917
LKQ Corp. *	531,750	14,192,408
MGM Resorts International *	489,500	12,922,800
Mohawk Industries, Inc. *	228,820	31,654,959
PVH Corp.	46,040	5,368,264
Restoration Hardware Holdings, Inc. *	100,730	9,372,927
Tenneco, Inc. *	275,920	18,127,944
The Finish Line, Inc. Cl. A	503,460	14,972,900
TripAdvisor, Inc. *	89,910	9,769,621
Total Consumer Discretionary		249,105,752

CONSUMER STAPLES (4.0%)
Boulder Brands, Inc. *	453,960	6,437,153
Church & Dwight Co., Inc.	230,690	16,136,765
Monster Beverage Corp. *	148,900	10,576,367
Nu Skin Enterprises, Inc. Cl. A	61,230	4,528,571
The Hain Celestial Group, Inc. *	157,240	13,953,478
Tyson Foods, Inc. Cl. A	343,120	12,880,725
Total Consumer Staples		64,513,059

ENERGY (8.4%)
Matador Resources Co. *	456,370	13,362,514
Nabors Industries Ltd. ^	610,510	17,930,679
Oasis Petroleum, Inc. *	702,180	39,244,840
Sanchez Energy Corp. *	394,270	14,820,609
SM Energy Co.	355,000	29,855,500
Superior Energy Services, Inc.	318,830	11,522,516
Synergy Resources Corp. *	790,470	10,473,728
Total Energy		137,210,386

FINANCIALS (17.6%)
Affiliated Managers Group, Inc. *	139,660	28,686,164
Cathay General Bancorp	374,630	9,575,543
CBRE Group, Inc. Cl. A *	475,810	15,244,952
Columbia Banking System, Inc.	543,510	14,299,748
Corporate Office Properties Trust	566,860	15,764,377
CubeSmart	1,014,620	18,587,838
E*Trade Financial Corp. *	492,560	10,471,825
Financial Engines, Inc.	94,200	4,265,376
Genworth Financial, Inc. Cl. A *	516,420	8,985,708
Glacier Bancorp, Inc.	508,950	14,444,001
Jones Lang LaSalle, Inc.	127,620	16,129,892

	Shares	Value
FINANCIALS (17.6%) (Continued)
Lazard Ltd. Cl. A ^	373,280	$19,246,317
LPL Financial Holdings, Inc.	131,220	6,526,883
Ocwen Financial Corp. *	521,320	19,340,972
PrivateBancorp, Inc.	461,620	13,414,677
Raymond James Financial, Inc.	272,870	13,842,695
Signature Bank *	142,870	18,027,337
Strategic Hotels & Resorts, Inc. *	2,238,360	26,211,196
SVB Financial Group *	38,690	4,512,028
ViewPoint Financial Group, Inc.	305,640	8,224,772
Total Financials		285,802,301

HEALTH CARE (12.8%)
Akorn, Inc. *	260,980	8,677,585
Alkermes plc *^	326,000	16,407,580
Envision Healthcare Holdings, Inc. *	432,850	15,543,643
Incyte Corp. *	243,430	13,739,189
Insulet Corp. *	333,980	13,248,987
Isis Pharmaceuticals, Inc. *	306,240	10,549,968
Jazz Pharmaceuticals plc *^	89,410	13,144,164
Medivation, Inc. *	219,330	16,905,956
Natus Medical, Inc. *	373,670	9,394,064
NPS Pharmaceuticals, Inc. *	153,440	5,071,192
Perrigo Co. plc ^	192,770	28,098,155
Salix Pharmaceuticals Ltd. *	136,920	16,889,082
The Cooper Cos., Inc.	168,200	22,796,146
Universal Health Services, Inc. Cl. B.	187,610	17,965,534
Total Health Care		208,431,245

INDUSTRIALS (17.6%)
Air Lease Corp.	240,870	9,292,765
Apogee Enterprises, Inc.	153,720	5,358,679
B/E Aerospace, Inc. *	379,360	35,087,007
Encore Wire Corp.	162,080	7,948,403
Fortune Brands Home & Security, Inc.	762,260	30,437,042
Hexcel Corp. *	120,540	4,930,086
ITT Corp.	403,370	19,402,097
Kirby Corp. *	194,860	22,825,900
Korn/Ferry International *	521,330	15,311,462
Power Solutions International, Inc. *	67,170	4,834,225
Quanta Services, Inc. *	679,050	23,481,549
Southwest Airlines Co.	271,860	7,302,160
Swift Transportation Co. *	420,910	10,619,559
The Manitowoc Co., Inc.	678,640	22,300,110
United Rentals, Inc. *	385,120	40,333,618
WABCO Holdings, Inc. *	128,520	13,728,506
Wabtec Corp.	145,710	12,034,189
Total Industrials		285,227,357

INFORMATION TECHNOLOGY (21.0%)
Amphenol Corp. Cl. A	157,140	15,138,868
Angie's List, Inc. *	803,300	9,591,402
Avago Technologies Ltd.	274,010	19,747,901
Cadence Design Systems, Inc. *	1,064,610	18,620,029
Concur Technologies, Inc. *	130,040	12,137,934
CoStar Group, Inc. *	49,810	7,878,448
Euronet Worldwide, Inc. *	397,900	19,194,696

	Shares	Value
INFORMATION TECHNOLOGY (21.0%) (Continued)
FleetCor Technologies, Inc. *	131,060	$17,273,708
Fortinet, Inc. *	355,230	8,926,930
Gartner, Inc. *	159,470	11,245,824
Lam Research Corp.	191,530	12,943,597
Littelfuse, Inc.	165,030	15,339,538
Microchip Technology, Inc.	97,820	4,774,594
NetSuite, Inc. *	139,930	12,157,118
NXP Semiconductors NV *^	524,150	34,688,247
Palo Alto Networks, Inc. *	124,670	10,453,580
Proofpoint, Inc. *	179,350	6,718,451
SunPower Corp. *	296,160	12,136,637
Synaptics, Inc. *	272,160	24,668,582
Trimble Navigation Ltd. *	610,330	22,551,694
Vantiv, Inc. Cl. A *	475,370	15,981,939
Web.com Group, Inc. *	225,200	6,501,524
WebMD Health Corp. *	134,520	6,497,316
Yelp, Inc. *	213,500	16,371,180
Total Information Technology		341,539,737

MATERIALS (2.6%)
Caesarstone Sdot-Yam Ltd. ^	130,350	6,397,578
Eagle Materials, Inc.	278,920	26,296,577
Packaging Corp. of America	140,930	10,075,086
Total Materials		42,769,241

TELECOMMUNICATIONS SERVICES (0.2%)
RingCentral, Inc. Cl. A *	229,280	3,469,006
Total Telecommunications Services		3,469,006

UTILITIES (1.9%)
American Water Works Co., Inc.	503,220	24,884,229
CMS Energy Corp.	205,210	6,392,291
Total Utilities		31,276,520

TOTAL COMMON STOCKS
(Cost $1,323,892,968)		1,649,344,604

SHORT-TERM INVESTMENT (3.1%)
MONEY MARKET MUTUAL FUND (3.1%)
First American Treasury Obligations Fund
0.000% **	50,183,882	50,183,882
TOTAL SHORT-TERM INVESTMENT
(Cost $50,183,882)		$50,183,882

TOTAL INVESTMENTS (104.5%)
(Cost $1,374,076,850)		$1,699,528,486

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.5%)		(74,567,393)
TOTAL NET ASSETS (100.0%)		$1,624,961,093

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments	$1,374,076,850
Gross unrealized appreciation	337,306,789
Gross unrealized depreciation	(11,855,153)
Net unrealized appreciation	$325,451,636

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (61.4%)	Shares	Value
CONSUMER DISCRETIONARY (9.3%)
Amazon.com, Inc.*	850	$276,063
Jarden Corp.*	5,960	353,726
Kate Spade & Co.*	6,720	256,301
Las Vegas Sands Corp.	1,820	138,720
Lennar Corp. Cl. A	6,540	274,549
Liberty Global plc Series C*^	7,150	302,517
Marriott International, Inc. Cl. A	3,250	208,325
Ralph Lauren Corp.	2,040	327,808
The Priceline Group, Inc.*	350	421,050
The Walt Disney Co.	4,000	342,960
Total Consumer Discretionary		2,902,019

CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	2,400	167,880
Costco Wholesale Corp.	2,110	242,988
Monster Beverage Corp.*	3,870	274,886
The Estee Lauder Companies, Inc. Cl. A	3,690	274,019
Walgreen Co.	3,800	281,694
Total Consumer Staples		1,241,467

ENERGY (6.8%)
Anadarko Petroleum Corp.	2,100	229,887
Continental Resources, Inc.*	2,300	363,492
EOG Resources, Inc.	3,750	438,225
FMC Technologies, Inc.*	4,540	277,258
Halliburton Co.	4,550	323,095
Schlumberger Ltd.^	4,150	489,493
Total Energy		2,121,450

FINANCIALS (9.2%)
Affiliated Managers Group, Inc.*	940	193,076
BlackRock, Inc.	860	274,856
Citigroup, Inc.	6,250	294,375
Discover Financial Services	6,160	381,797
IntercontinentalExchange Group, Inc.	1,320	249,348
JPMorgan Chase & Co.	8,215	473,348
Morgan Stanley	16,360	528,919
SunTrust Banks, Inc.	6,790	272,007
The Goldman Sachs Group, Inc.	1,300	217,672
Total Financials		2,885,398

HEALTH CARE (8.2%)
Allergan, Inc.	2,015	340,978
Biogen Idec, Inc.*	960	302,698
Celgene Corp.*	3,380	290,274
Gilead Sciences, Inc.*	3,650	302,621
McKesson Corp.	1,660	309,109
Perrigo Co. plc^	1,700	247,792
Regeneron Pharmaceuticals, Inc.*	860	242,924
The Cooper Cos., Inc.	1,390	188,387
Thermo Fisher Scientific, Inc.	2,930	345,740
Total Health Care		2,570,523

	Shares	Value
INDUSTRIALS (8.1%)
B/E Aerospace, Inc.*	2,140	$197,929
Cummins, Inc.	1,820	280,808
Eaton Corp. plc	4,830	372,779
Fortune Brands Home & Security, Inc.	5,530	220,813
Jacobs Engineering Group, Inc.*	2,880	153,447
Precision Castparts Corp.	1,455	367,242
SolarCity Corp.*	2,490	175,794
Union Pacific Corp.	3,600	359,100
United Rentals, Inc.*	2,010	210,507
Verisk Analytics, Inc. Cl. A*	3,420	205,268
Total Industrials		2,543,687

INFORMATION TECHNOLOGY (14.6%)
Apple, Inc.	8,390	779,683
eBay, Inc.*	3,660	183,220
Equinix, Inc.*	780	163,870
Facebook, Inc. Cl. A*	3,070	206,580
FleetCor Technologies, Inc.*	1,510	199,018
Google, Inc. Cl. A*	1,020	596,363
LinkedIn Corp. Cl. A*	850	145,750
MasterCard, Inc. Cl. A	5,530	406,289
Oracle Corp.	8,230	333,562
Salesforce.com, Inc.*	4,840	281,107
Visa, Inc. Cl. A	2,178	458,926
VMware, Inc. Cl. A*	3,570	345,612
Yahoo!, Inc.*	13,200	463,716
Total Information Technology		4,563,696

MATERIALS (1.3%)
The Sherwin-Williams Co.	1,980	409,682
Total Materials		409,682

TOTAL COMMON STOCKS
(Cost $14,191,286)		$19,237,922

	Principal Amount
DEBT SECURITIES (36.9%)
CORPORATE BONDS (26.5%)
AUTO COMPONENTS (0.7%)
Magna International, Inc.^
3.625%, 06/15/2024	$210,000	212,129
Total Auto Components		212,129

BANKS (6.8%)
Bank of Nova Scotia^
2.050%, 10/30/2018	435,000	437,429
Citigroup, Inc.
5.000%, 09/15/2014	460,000	464,096
Comerica, Inc.
2.125%, 05/23/2019	30,000	30,007
Royal Bank of Canada^
2.150%, 03/15/2019	400,000	403,669
Wachovia Corp.
5.625%, 10/15/2016	385,000	424,498
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	383,453
Total Banks		2,143,152

	Principal Amount	Value
BEVERAGES (0.5%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	$150,000	$152,183
Total Beverages		152,183

CAPITAL MARKETS (3.0%)
BlackRock, Inc.
5.000%, 12/10/2019	125,000	142,850
Morgan Stanley
4.750%, 03/22/2017	85,000	92,602
State Street Corp.
2.875%, 03/07/2016	295,000	306,404
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	409,309
Total Capital Markets		951,165

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	227,396
Total Communications Equipment		227,396

CONSUMER FINANCE (3.4%)
American Express Co.:
6.150%, 08/28/2017	125,000	143,137
7.000%, 03/19/2018	270,000	321,339
American Honda Finance Corp.
2.125%, 10/10/2018	115,000	116,943
Toyota Motor Credit Corp.
3.300%, 01/12/2022	465,000	481,602
Total Consumer Finance		1,063,021

DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	260,941
General Electric Capital Corp.
5.625%, 09/15/2017	415,000	470,140
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	485,319
Total Diversified Financial Services		1,216,400

DIVERSIFIED TELECOMMUNICATION (0.3%)
Verizon Communications, Inc.
4.500%, 09/15/2020	70,000	77,104
Total Diversified Telecommunication		77,104

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	105,000	116,714
Total Food Products		116,714

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Medtronic, Inc.
2.750%, 04/01/2023	35,000	33,908
Total Health Care Providers & Services		33,908

	Principal Amount	Value
INSURANCE (3.1%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$290,000	$302,832
2.600%, 11/23/2015	85,000	87,310
3.350%, 05/15/2024	110,000	111,190
MetLife, Inc.
6.750%, 06/01/2016	200,000	222,354
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	234,968
Total Insurance		958,654

OIL, GAS & CONSUMABLE FUELS (0.8%)
Shell International Financial BV^
4.375%, 03/25/2020	125,000	139,241
Total Capital SA^
4.450%, 06/24/2020	95,000	106,123
Total Oil, Gas & Consumable Fuels		245,364

PHARMACEUTICALS (0.5%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	39,833
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	68,218
Sanofi^
1.250%, 04/10/2018	55,000	54,328
Total Pharmaceuticals		162,379

REAL ESTATE (0.6%)
Simon Property Group LP:
5.875%, 03/01/2017	165,000	184,148
2.200%, 02/01/2019	15,000	15,158
Total Real Estate		199,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	35,000	35,421
Xilinx, Inc.
3.000%, 03/15/2021	145,000	146,570
Total Semiconductors & Semiconductor Equipment		181,991

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.1%)
Hewlett-Packard Co.:
3.000%, 09/15/2016	245,000	255,268
2.750%, 01/14/2019	95,000	97,512
Total Technology Hardware, Storage & Peripherals		352,780

TOTAL CORPORATE BONDS
(Cost $7,876,112)		$8,293,646

U.S. GOVERNMENT AGENCY (2.9%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	906,954
TOTAL U.S. GOVERNMENT AGENCY
(Cost $825,000)		$906,954

	Principal Amount	Value
U.S. TREASURY NOTES (7.5%)
0.250%, 02/28/2015	$295,000	$295,334
0.250%, 02/29/2016	440,000	439,605
0.625%, 02/15/2017	470,000	468,880
1.500%, 02/28/2019	100,000	99,844
2.000%, 02/28/2021	720,000	717,188
2.750%, 02/15/2024	305,000	311,957
TOTAL U.S. TREASURY NOTES
(Cost $2,316,469)		$2,332,808

TOTAL DEBT SECURITIES
(Cost $11,017,581)		$11,533,408

	Shares
SHORT-TERM INVESTMENT (2.2%)
MONEY MARKET MUTUAL FUND (2.2%)
First American Treasury Obligations Fund
0.000% **	695,778	695,778
TOTAL SHORT-TERM INVESTMENT
(Cost $695,778)		$695,778

TOTAL INVESTMENTS (100.5%)
(Cost $25,904,645)		$31,467,108

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(153,248)
TOTAL NET ASSETS (100.0%)		$31,313,860

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments		$25,904,645
Gross unrealized appreciation		5,642,827
Gross unrealized depreciation		(80,364)
Net unrealized appreciation		$5,562,463

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (98.1%)
CORPORATE BONDS (68.4%)
AUTO COMPONENTS (1.8%)
Magna International, Inc. ^
3.625%, 06/15/2024	$1,810,000	$1,828,352
Total Auto Components		1,828,352

BANKS (17.0%)
Bank Of Nova Scotia ^
2.050%, 10/30/2018	4,020,000	4,042,448
Citigroup, Inc.
5.000%, 09/15/2014	2,430,000	2,451,639
Comerica, Inc.
2.125%, 05/23/2019	245,000	245,054
Royal Bank of Canada ^
2.150%, 03/15/2019	3,595,000	3,627,973
Wachovia Corp.
5.625%, 10/15/2016	3,600,000	3,969,335
Westpac Banking Corp. ^
2.000%, 08/14/2017	2,740,000	2,801,760
Total Banks		17,138,209

BEVERAGES (1.4%)
Coca-Cola Femsa S.A.B. de C.V. ^
2.375%, 11/26/2018	1,360,000	1,379,793
Total Beverages		1,379,793

CAPITAL MARKETS (7.3%)
BlackRock, Inc.
5.000%, 12/10/2019	490,000	559,970
Morgan Stanley
4.750%, 03/22/2017	1,960,000	2,135,302
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,160,405
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,157,000	2,452,444
Total Capital Markets		7,308,121

COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,159,166
Total Communication Equipment		1,159,166

CONSUMER FINANCE (9.9%)
American Express Co.:
6.150%, 08/28/2017	775,000	887,446
7.000%, 03/19/2018	2,700,000	3,213,394
American Honda Finance Corp.
2.125%, 10/10/2018	1,070,000	1,088,082

	Principal Amount	Value
CONSUMER FINANCE (9.9%) (Continued)
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	$2,175,000	$2,252,611
3.300%, 01/12/2022	2,480,000	2,568,543
Total Consumer Finance		10,010,076

DIVERSIFIED FINANCIAL SERVICES (10.3%)
Bank of America Corp.
5.650%, 05/01/2018	1,930,000	2,189,633
General Electric Capital Corp.
5.625%, 09/15/2017	3,595,000	4,072,657
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	3,685,000	4,064,551
Total Diversified Financial Services		10,326,841

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc.
4.500%, 09/15/2020	675,000	743,506
Total Diversified Telecommunication Services		743,506

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	905,000	1,005,964
Total Food Products		1,005,964

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Medtronic, Inc.
2.750%, 04/01/2023	395,000	382,671
Total Health Care Equipment & Supplies		382,671

HEALTH CARE PROVIDERS & SERVICES (0.7%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	750,553
Total Health Care Providers & Services		750,553

INSURANCE (4.0%)
ACE INA Holdings, Inc.
3.350%, 05/15/2024	935,000	945,113
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,478,657
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,633,027
Total Insurance		4,056,797

MEDIA (0.7%)
Thomson Reuters Corp. ^
6.500%, 07/15/2018	635,000	744,600
Total Media		744,600

OIL, GAS & CONSUMABLE FUELS (3.9%)
Shell International Financial BV ^
4.375%, 03/25/2020	835,000	930,128
Statoil ASA ^
3.125%, 08/17/2017	1,985,000	2,102,463

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS (3.9%) (Continued)
Total Capital SA ^
4.450%, 06/24/2020	$835,000	$932,765
Total Oil, Gas & Consumable Fuels		3,965,356

PHARMACEUTICALS (1.5%)
AstraZeneca plc ^
1.950%, 09/18/2019	290,000	288,788
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	690,000	672,433
Sanofi ^
1.250%, 04/10/2018	540,000	533,405
Total Pharmaceuticals		1,494,626

REAL ESTATE (1.7%)
Simon Property Group LP:
5.875%, 03/01/2017	1,400,000	1,562,463
2.200%, 02/01/2019	130,000	131,373
Total Real Estate		1,693,836

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	320,000	323,847
Xilinx, Inc.
3.000%, 03/15/2021	1,285,000	1,298,918
Total Semiconductors & Semiconductor Equipment		1,622,765

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.3%)
Hewlett-Packard Co.:
3.000%, 09/15/2016	2,296,000	2,392,223
2.750%, 01/14/2019	895,000	918,672
Total Technology Hardware, Storage & Peripherals		3,310,895

TOTAL CORPORATE BONDS
(Cost $65,740,953)		$68,922,127

U.S. GOVERNMENT AGENCY (4.3%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,550,000	1,703,974
		1,703,974
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	1,100,000	1,194,213
		1,194,213
Federal National Mortgage Association:
4.375%, 10/15/2015	810,000	852,727
2.250%, 03/15/2016	550,000	567,094
		1,419,821
TOTAL U.S. GOVERNMENT AGENCY
(Cost $4,059,067)		$4,318,008

	Principal Amount	Value
U.S. TREASURY NOTES (25.4%)
0.250%, 02/28/2015	$3,250,000	$3,253,682
0.250%, 02/29/2016	10,185,000	10,175,854
0.625%, 02/15/2017	280,000	279,333
1.500%, 02/28/2019	1,260,000	1,258,032
2.000%, 02/28/2021	7,870,000	7,839,260
2.750%, 02/15/2024	2,770,000	2,833,189
TOTAL U.S. TREASURY NOTES
(Cost $25,453,931)		$25,639,350

TOTAL DEBT SECURITIES
(Cost $95,253,951)		$98,879,485

	Shares
SHORT-TERM INVESTMENT (1.0%)
MONEY MARKET MUTAL FUND (1.0%)
First American Treasury Obligations Fund	1,010,479	$1,010,479
0.000%*
TOTAL SHORT-TERM INVESTMENT
(Cost $1,010,479)		$1,010,479

TOTAL INVESTMENTS (99.1%)
(Cost $96,264,430)		$99,889,964

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		884,949
TOTAL NET ASSETS (100.0%)		$100,774,913

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows**:

Cost of investments		$96,264,430
Gross unrealized appreciation		3,656,496
Gross unrealized depreciation		(30,962)
Net unrealized appreciation		$3,625,534

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (96.8%)
ASSET-BACKED SECURITIES (1.0%)
SERVICES (1.0%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$500,000	$517,500
Total Services
TOTAL ASSET-BACKED SECURITIES
(Cost $500,000)		517,500

CORPORATE BONDS (95.8%)
AUTOMOTIVE (2.8%)
Delphi Corp.
6.125%, 05/15/2021	250,000	280,025
Lear Corp.
8.125%, 03/15/2020	350,000	377,562
Tenneco, Inc.
6.875%, 12/15/2020	240,000	262,500
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	557,500
Total Automotive		1,477,587

BANKING (1.0%)
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	542,572
Total Banking		542,572

BASIC INDUSTRY (14.2%)
Cascades, Inc.^
7.875%, 01/15/2020	250,000	266,875
Domtar Corp.
10.750%, 06/01/2017	300,000	373,704
Griffon Corp.
5.250%, 03/01/2022	1,250,000	1,246,875
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	958,500
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019*
(Acquired 05/15/2014, Cost $1,000,000)	1,000,000	1,032,500
Magnetation LLC / Magnetation Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013 and 08/23/2013, Cost $813,915)	800,000	878,000
Masco Corp.
5.850%, 03/15/2017	285,000	315,638
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,250,000	1,368,750
Weyerhaeuser Real Estate Co.
5.875%, 06/15/2024*
(Acquired 06/04/2014, Cost $981,500)	1,000,000	1,032,500
Total Basic Industry		7,473,342

CAPITAL GOODS (5.1%)
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	268,750
General Cable Corp.
6.500%, 10/01/2022*
(Acquired 09/20/2012 and 10/24/2013, Cost $598,375)	600,000	613,500

	Principal Amount	Value
CAPITAL GOODS (5.1%) (Continued)
Graphic Packaging International, Inc.
7.875%, 10/01/2018	$100,000	$105,620
Greif, Inc.
7.750%, 08/01/2019	300,000	346,500
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $403,572)	400,000	440,000
SPX Corp.
6.875%, 09/01/2017	250,000	282,500
Waterjet Holdings, Inc.
7.625%, 02/01/2020*
(Acquired 01/24/2014, Cost $611,713)	600,000	639,000
Total Capital Goods		2,695,870

CONSUMER CYCLICAL (4.6%)
Claire's Stores, Inc.:
6.125%, 03/15/2020*
(Acquired 03/07/2013, Cost $100,000)	100,000	94,750
7.750%, 06/01/2020*
(Acquired 05/09/2013, 07/10/2013, 10/09/2013 and 12/17/2013, Cost $482,320)	500,000	366,250
First Cash Financial Services, Inc.
6.750%, 04/01/2021*
(Acquired 03/19/2014, Cost $512,116)	500,000	533,750
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	648,750
Netflix, Inc.
5.750%, 03/01/2024*
(Acquired 02/04/2014, Cost $250,000)	250,000	262,500
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	272,500
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	216,500
Total Consumer Cyclical		2,395,000

CONSUMER NON-CYCLICAL (2.1%)
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $499,925)	500,000	538,750
Vector Group Ltd.
7.750%, 02/15/2021*
(Acquired 04/08/2014, Cost $532,955)	500,000	535,000
Total Consumer Non-Cyclical		1,073,750

ENERGY (18.5%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	264,687
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,112,500
Atlas Pipeline Partners LP
6.625%, 10/01/2020	100,000	106,750
Calumet Specialty Products Partners LP
6.500%, 04/15/2021*
(Acquired 06/03/2014, Cost $1,124,580)	1,100,000	1,127,500
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	577,500
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	540,625
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	520,000

	Principal Amount	Value
ENERGY (18.5%) (Continued)
Parker Drilling Co.
7.500%, 08/01/2020	$300,000	$325,500
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	285,312
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	525,000
Rosetta Resources, Inc.
5.875%, 06/01/2024	750,000	780,938
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022*
(Acquired 05/13/2014, Cost $1,056,788)	1,000,000	1,088,750
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,075,000
SM Energy Co.
6.500%, 11/15/2021	300,000	326,250
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,050,000
Total Energy		9,706,312

FINANCIAL SERVICES (13.9%)
Aircastle Ltd.^
5.125%, 03/15/2021	1,000,000	1,037,500
Air Lease Corp.
5.625%, 04/01/2017	500,000	549,375
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $255,863)	250,000	267,500
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	841,875
8.250%, 12/15/2020	150,000	185,625
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,010,671)	1,000,000	1,055,000
6.875%, 04/15/2022*
(Acquired 03/26/2014, Cost $500,000)	500,000	507,500
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	1,025,000
Ocwen Financial Corp.
6.625%, 05/15/2019*
(Acquired 05/07/2014, Cost $1,000,000)	1,000,000	1,035,000
SLM Corp.
5.500%, 01/25/2023	800,000	794,000
Total Financial Services		7,298,375

HEALTH CARE (4.7%)
HCA, Inc.
7.250%, 09/15/2020	300,000	322,125
HealthSouth Corp.
7.750%, 09/15/2022	404,000	442,885
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020	100,000	108,000
Salix Pharmaceuticals, Inc.
6.000%, 01/15/2021*
(Acquired 12/12/2013, Cost $756,469)	750,000	806,250
Select Medical Corp.:
6.375%, 06/01/2021	500,000	525,000
6.375%, 06/01/2021*
(Acquired 03/06/2014, Cost $253,594)	250,000	262,500
Total Health Care		2,466,760

MEDIA (2.5%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	466,500
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	109,250

	Principal Amount	Value
MEDIA (2.5%) (Continued)
Cenveo Corp.
6.000%, 08/01/2019*
(Acquired 06/19/2014, Cost $250,000)	$250,000	$251,250
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022*
(Acquired 03/28/2014 and 06/23/2014, Cost $500,938)	500,000	506,250
Total Media		1,333,250

SERVICES (7.4%)
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	350,875
Clean Harbors, Inc.:
5.250%, 08/01/2020	100,000	103,625
5.125%, 06/01/2021	100,000	102,687
DigitalGlobe, Inc.
5.250%, 02/01/2021	500,000	497,500
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	274,688
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,175,000
The Hertz Corp.
6.750%, 04/15/2019	200,000	213,000
United Rentals North America, Inc.:
8.375%, 09/15/2020	600,000	661,500
5.750%, 11/15/2024	500,000	520,625
Total Services		3,899,500

TECHNOLOGY & ELECTRONICS (6.6%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	964,125
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	749,000
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	1,103,750
Flextronics International Ltd.^
4.625%, 02/15/2020	100,000	103,250
Nokia Corp.^
5.375%, 05/15/2019	500,000	541,250
Total Technology & Electronics		3,461,375

TELECOMMUNICATION SERVICES (11.2%)
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	106,250
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	592,500
9.250%, 07/01/2021	250,000	300,312
GCI, Inc.
8.625%, 11/15/2019	100,000	106,000
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	270,000
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	390,250
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	262,825
Sprint Capital Corp.
6.875%, 11/15/2028	1,075,000	1,091,125

	Principal Amount	Value
TELECOMMUNICATION SERVICES (11.2%) (Continued)
T-Mobile USA, Inc.:
6.250%, 04/01/2021	$250,000	$266,562
6.500%, 01/15/2024	1,000,000	1,071,250
Windstream Corp.:
7.875%, 11/01/2017	250,000	289,063
7.500%, 06/01/2022	250,000	273,125
Zayo Group LLC
10.125%, 07/01/2020	750,000	870,938
Total Telecommunication Services		5,890,200

UTILITIES (1.2%)
NRG Energy, Inc.:
6.250%, 07/15/2022*
(Acquired 01/10/2014, Cost $100,000)	100,000	106,750
6.625%, 03/15/2023	250,000	271,875
The AES Corp.
7.375%, 07/01/2021	200,000	235,000
Total Utilities		613,625

TOTAL CORPORATE BONDS
(Cost $47,208,317)		$50,327,518

Total Debt Securities
(Cost $47,708,317)		$50,845,018

COMMON STOCKS (0.5%)	Shares
BASIC INDUSTRY (0.5%)
PetroLogistics LP	17,550	252,018
Total Basic Industry		252,018

TOTAL COMMON STOCKS
(Cost $210,665)		$252,018

SHORT-TERM INVESTMENT (1.1%)
MONEY MARKET MUTUAL FUND (1.1%)
First American Treasury Obligations Fund
0.000%**	584,601	584,601
TOTAL SHORT-TERM INVESTMENT
(Cost $584,601)		$584,601

TOTAL INVESTMENTS (98.4%)
(Cost $48,503,583)		$51,681,637

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		859,840
TOTAL NET ASSETS (100.0%)		$52,541,477

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities totaled $16,432,000 or 31.3% of the Fund's net assets.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.
Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments		$48,503,583
Gross unrealized appreciation		3,302,727
Gross unrealized depreciation		(124,673)
Net unrealized appreciation		$3,178,054

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (92.5%)	Shares	Value
AUSTRALIA (0.4%)
REA Group Ltd.	3,510	$141,360
Total Australia		141,360

BELGIUM (0.9%)
Melexis NV	8,040	356,312
Total Belgium		356,312

CANADA (7.3%)
AutoCanada, Inc.	6,200	459,197
Canadian Western Bank	6,000	224,323
Dollarama, Inc.	8,170	672,634
Linamar Corp.	5,400	318,570
Raging River Exploration, Inc. *	56,300	572,471
Whitecap Resources, Inc.	32,700	504,727
Total Canada		2,751,922

DENMARK (9.7%)
ALK-Abello A/S	2,000	309,283
GN Store Nord A/S	25,410	728,020
Jyske Bank A/S *	5,620	319,043
Matas A/S *	11,090	314,684
Pandora A/S	14,200	1,088,827
Royal Unibrew A/S	4,260	669,727
SimCorp A/S	6,860	236,232
Total Denmark		3,665,816

FRANCE (5.0%)
Eurofins Scientific SA	3,235	994,908
Orpea	8,010	561,896
Plastic Omnium SA	11,060	347,262
Total France		1,904,066

GERMANY (6.6%)
Dialog Semiconductor plc *	14,860	515,308
Duerr AG	5,980	530,609
United Internet AG	12,190	537,058
Wirecard AG	20,683	892,969
Total Germany		2,475,944

HONG KONG (3.5%)
Samsonite International SA	121,050	399,054
Techtronic Industries Co.	292,000	936,235
Total Hong Kong		1,335,289

INDIA (3.4%)
Berger Paints India Limited	46,940	226,486
Eicher Motors Ltd.	2,280	303,060
Page Industries Ltd.	2,300	273,872
Yes Bank Ltd.	52,000	467,780
Total India		1,271,198

	Shares	Value
INDONESIA (2.1%)
Ace Hardware Indonesia Tbk PT	4,043,100	$300,120
Kalbe Farma Tbk PT	3,469,800	485,860
Total Indonesia		785,980

ITALY (3.2%)
Banca Generali SpA	11,510	316,789
Brembo SpA	13,490	492,460
Cementir Holding SpA	29,270	219,234
Credito Emiliano SpA	22,000	196,714
Total Italy		1,225,197

JAPAN (15.3%)
ASICS Corp.	8,000	186,605
Calbee, Inc.	10,500	289,591
Coca-Cola East Japan Co. Ltd.	22,400	569,591
Fujitec Co. Ltd.	23,200	245,500
Hitachi Metals Ltd.	35,000	529,984
Kanamoto Co. Ltd.	19,700	784,655
M3, Inc.	19,400	308,699
MonotaRO Co. Ltd.	11,500	317,852
Park24 Co. Ltd.	14,600	265,468
Pigeon Corp.	17,400	917,191
Rinnai Corp.	2,400	231,696
Seria Co. Ltd.	8,000	367,603
Start Today Co. Ltd.	8,900	233,954
Suruga Bank Ltd.	15,000	291,101
Tadano Ltd.	15,000	249,494
Total Japan		5,788,984

MEXICO (2.1%)
Alsea S.A.B. de C.V. *	144,880	520,958
Banregio Grupo Financiero S.A.B. de C.V.	49,000	290,597
Total Mexico		811,555

NETHERLANDS (0.6%)
Koninklijke Wessanen NV	40,970	245,495
Total Netherlands		245,495

PHILIPPINES (4.2%)
Alliance Global Group, Inc.	799,900	533,267
East West Banking Corp. *	330,300	228,145
Puregold Price Club, Inc.	281,100	279,490
Universal Robina Corp.	151,280	534,765
Total Philippines		1,575,667

SINGAPORE (1.3%)
Ezion Holdings Ltd.	140,076	233,666
Petra Foods Ltd.	78,000	243,965
Total Singapore		477,631

SOUTH AFRICA (0.7%)
Mr. Price Group Ltd.	14,930	253,831
Total South Africa		253,831

	Shares	Value
SOUTH KOREA (0.7%)
Kolao Holdings	11,697	$265,324
Total South Korea		265,324

SPAIN (1.5%)
Applus Services SA *	16,230	335,579
Bankinter SA	32,060	250,887
Total Spain		586,466

SWEDEN (4.5%)
Avanza Bank Holding AB	7,530	315,555
Hexpol AB	6,068	550,353
Intrum Justitia AB	16,630	496,295
Lindab International AB	28,840	338,619
Total Sweden		1,700,822

SWITZERLAND (2.7%)
Burckhardt Compression Holding AG	1,140	614,479
U-Blox AG	3,040	403,139
Total Switzerland		1,017,618

TAIWAN (1.3%)
Eclat Textile Co. Ltd.	39,760	482,052
Total South Korea		482,052

THAILAND (1.6%)
Home Product Center PCL	892,794	265,459
Minor International PCL	368,100	331,749
Total Thailand		597,208

TURKEY (1.4%)
Coca Cola Icecek AS	10,540	260,192
Ulker Biskuvi Sanayi AS	31,060	260,226
Total Turkey		520,418

UNITED KINGDOM (12.5%)
Ashtead Group plc	70,786	1,059,997
ASOS plc *	3,950	200,096
Babcock International Group plc	46,655	927,806
Close Brothers Group plc	10,930	239,056
Essentra plc	28,410	371,219
Hays plc	151,580	379,002
Hikma Pharmaceuticals plc	11,170	320,771
Jupiter Fund Management plc	63,810	436,269
Savills plc	19,040	204,959
St. James's Place plc	44,520	580,576
Total United Kingdom		4,719,751

TOTAL COMMON STOCKS
(Cost $27,612,599)		$34,955,906

	Shares	Value

SHORT-TERM INVESTMENTS (8.6%)
MONEY MARKET MUTUAL FUNDS (8.6%)
First American Government Obligations Fund
0.010% **	1,433,269	$1,433,269
First American Treasury Obligations Fund
0.000% **	1,838,285	1,838,285
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,271,554)		$3,271,554

TOTAL INVESTMENTS (101.1%)
(Cost $30,884,153)		$38,227,460

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(430,476)
TOTAL NET ASSETS (100.0%)		$37,796,984

Sector Diversification	Percentage
Consumer Discretionary	24.0%
Industrials	19.5%
Financials	11.6%
Consumer Staples	11.3%
Health Care	9.8%
Information Technology	7.8%
Materials	5.0%
Energy	3.5%
Total Portfolio	92.5%

Short-Term Investment and Liabilities in Excess of Other Assets	7.5%
Total Net Assets	100.0%

* Non-income producing security.
** Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments		$30,884,153
Gross unrealized appreciation		7,779,033
Gross unrealized depreciation		(435,726)
Net unrealized appreciation		$7,343,307

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (98.7%)	Shares	Value
CONSUMER DISCRETIONARY (18.7%)
Amazon.com, Inc.*	80	$25,982
Discovery Communications, Inc. Cl. A*	162	12,033
Jarden Corp.*	191	11,336
Kate Spade & Co.*	408	15,561
Las Vegas Sands Corp.	186	14,177
Liberty Global plc Series C*^	545	23,059
Ralph Lauren Corp.	133	21,372
The Priceline Group, Inc.*	23	27,669
The Walt Disney Co.	298	25,551
Wynn Resorts Ltd.	61	12,661
Total Consumer Discretionary		189,401

CONSUMER STAPLES (4.7%)
Costco Wholesale Corp.	117	13,474
Monster Beverage Corp.*	219	15,556
The Estee Lauder Companies, Inc. Cl. A	252	18,713
Total Consumer Staples		47,743

ENERGY (6.0%)
Anadarko Petroleum Corp.	115	12,589
EOG Resources, Inc.	171	19,983
FMC Technologies, Inc.*	181	11,054
Halliburton Co.	236	16,758
Total Energy		60,384

FINANCIALS (8.6%)
Affiliated Managers Group, Inc.*	82	16,843
Discover Financial Services	339	21,011
IntercontinentalExchange Group, Inc.	86	16,245
Morgan Stanley	659	21,306
The Goldman Sachs Group, Inc.	71	11,888
Total Financials		87,293

HEALTH CARE (13.3%)
Allergan, Inc.	103	17,430
Biogen Idec, Inc.*	65	20,495
Catamaran Corp.*^	250	11,040
Celgene Corp.*	230	19,752
Gilead Sciences, Inc.*	266	22,055
McKesson Corp.	92	17,131
Perrigo Co. plc^	100	14,576
Regeneron Pharmaceuticals, Inc.*	43	12,146
Total Health Care		134,625

INDUSTRIALS (13.8%)
B/E Aerospace, Inc.*	117	10,821
Cummins, Inc.	119	18,361
Eaton Corp. plc	270	20,838
Fortune Brands Home & Security, Inc.	316	12,618
Jacobs Engineering Group, Inc.*	220	11,722

	Shares	Value
INDUSTRIALS (13.8%) (Continued)
Kansas City Southern	78	$8,386
Precision Castparts Corp.	82	20,697
SolarCity Corp.*	164	11,578
United Rentals, Inc.*	129	13,510
Verisk Analytics, Inc. Cl. A*	194	11,644
Total Industrials		140,175

INFORMATION TECHNOLOGY (31.3%)
Apple, Inc.	587	54,550
eBay, Inc.*	210	10,513
Equinix, Inc.*	68	14,286
Facebook, Inc. Cl. A*	455	30,617
FleetCor Technologies, Inc.*	102	13,444
Google, Inc. Cl. A*	62	36,249
LinkedIn Corp. Cl. A*	107	18,347
MasterCard, Inc. Cl. A	318	23,363
Salesforce.com, Inc.*	392	22,767
Twitter, Inc.*	150	6,146
Visa, Inc. Cl. A	146	30,764
VMware, Inc. Cl. A*	200	19,362
Yahoo!, Inc.*	771	27,085
Yelp, Inc.*	139	10,659
Total Information Technology		318,152

MATERIALS (2.3%)
The Sherwin-Williams Co.	113	23,381
Total Materials		23,381

TOTAL COMMON STOCKS
(Cost $968,728)		$1,001,154

SHORT-TERM INVESTMENT (2.6%)
MONEY MARKET MUTUAL FUND (2.6%)
First American Treasury Obligations Fund
0.000% **	26,649	26,649
TOTAL SHORT-TERM INVESTMENT
(Cost $26,649)		$26,649

TOTAL INVESTMENTS (101.3%)
(Cost $995,377)		$1,027,803

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)		(13,646)
TOTAL NET ASSETS (100.0%)		$1,014,157

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows***:

Cost of investments	$995,377
Gross unrealized appreciation	48,422
Gross unrealized depreciation	(15,996)
Net unrealized appreciation	$32,426

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2014

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' primary or secondary pricing vendors, which use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy.  If a fair valuation is utilized, these are categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of June 30, 2014:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$502,663,521	$-	$-	$502,663,521
Total Equity	502,663,521	-	-	502,663,521

Short-Term Investments	7,538,891	-	-	7,538,891
Total Investments in Securities	$510,202,412	$-	$-	$510,202,412

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,029,494,423	$-	$-	$1,029,494,423
Total Equity	1,029,494,423	-	-	1,029,494,423

Short-Term Investments	11,077,135	-	-	11,077,135
Total Investments in Securities	$1,040,571,558	$-	$-	$1,040,571,558

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,649,344,604	$-	$-	$1,649,344,604
Total Equity	1,649,344,604	-	-	1,649,344,604

Short-Term Investments	50,183,882	-	-	50,183,882
Total Investments in Securities	$1,699,528,486	$-	$-	$1,699,528,486

Rainier Balanced Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$19,237,922	$-	$-	$19,237,922
Total Equity	19,237,922	-	-	19,237,922

Fixed Income
Federal Agency Obligations	-	3,239,762	-	3,239,762
Corporate Bonds	-	8,293,646	-	8,293,646
Total Fixed Income	-	11,533,408	-	11,533,408

Short-Term Investments	695,778	-	-	695,778
Total Investments in Securities	$19,933,700	$11,533,408	$-	$31,467,108

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Federal Agency Obligations	$-	$29,957,358	$-	$29,957,358
Corporate Bonds	-	68,922,127	-	68,922,127
Total Fixed Income	-	98,879,485	-	98,879,485

Short-Term Investments	1,010,479	-	-	1,010,479
Total Investments in Securities	$1,010,479	$98,879,485	$-	$99,889,964

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$252,018	$-	$-	$252,018
Total Equity	252,018	-	-	252,018

Fixed Income
Asset Backed Securities	-	517,500	-	517,500
Corporate Bonds	-	50,327,518	-	50,327,518
Total Fixed Income	-	50,845,018	-	50,845,018

Short-Term Investments	584,601	-	-	584,601
Total Investments in Securities	$836,619	$50,845,018	$-	$51,681,637

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$34,955,906	$-	$-	$34,955,906
Total Equity	34,955,906	-	-	34,955,906

Short-Term Investments	3,271,554	-	-	3,271,554
Total Investments in Securities	$38,227,460	$-	$-	$38,227,460

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$1,001,154	$-	$-	$1,001,154
Total Equity	1,001,154	-	-	1,001,154

Short-Term Investments	26,649	-	-	26,649
Total Investments in Securities	$1,027,803	$-	$-	$1,027,803

There were no transfers into or out of Level 1, Level 2 or Level 3 for the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
       Melodie B. Zakaluk
       CEO, President, and CFO

Date  August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By /s/ Melodie B. Zakaluk
      Melodie B. Zakaluk
      CEO, President, and CFO

Date  August 25, 2014